Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred gains on derivative instrument, net of tax	$ 14,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Fair value of assets	$ 69,000,000	$ 6,000,000
Fair value of liabilities	$ 39,000,000	$ 43,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Contingent consideration, liability	$ 31,000,000	$ 77,000,000
Fair value of gain (loss) included in earnings	35,000,000
Impairment charge on investments	0	0	$ 0
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	0	0
Unrealized loss position	0	0
Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Settlement amount related to contingent consideration	7,000,000
Other Long-term Liabilities [Member]
Derivative [Line Items]
Contingent consideration, liability	31,000,000	70,000,000
Cost of Sales [Member]
Derivative [Line Items]
Fair value of gain (loss) included in earnings	2,000,000
Research and Development Expense [Member]
Derivative [Line Items]
Fair value of gain (loss) included in earnings	33,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Cost of Sales [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	129,000,000	(15,000,000)	3,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Operating Expense [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	68,000,000	$ (4,000,000)	(3,000,000)
Currency Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	15,000,000
Fair value of assets	19,000,000
Fair value of liabilities	5,000,000
Currency Collars [Member] | Option Two [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	10,000,000
Fair value of assets	5,000,000
Fair value of liabilities	15,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets	54,000,000
Fair value of liabilities	$ 29,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 931,000,000	$ 505,000,000	897,000,000
Foreign currency forward contracts maturity term	29 days
Fair value of assets	$ 9,000,000	3,000,000
Fair value of liabilities	3,000,000	1,000,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	$ 3,000,000	1,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	188 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 3,192,000,000	2,165,000,000	$ 1,502,000,000
Foreign currency forward contracts maturity term	239 days
Fair value of assets	$ 60,000,000	3,000,000
Fair value of liabilities	36,000,000	42,000,000
Designated as Hedging Instrument [Member] | Currency Collars [Member]
Derivative [Line Items]
Fair value of liabilities	9,000,000	13,000,000
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Long-term Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	1,000,000
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	23,000,000	$ 29,000,000
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Long-term Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	$ 3,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	20 months